Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Short-term employee benefits	$ 1,517	$ 1,986
Termination benefits	72	143
Post-employment benefits	11,398	16,382
Total	12,987	18,511
Current	2,315	2,932
Non-current	$ 10,672	$ 15,579